Thrivent Church Loan and Income Fund
Schedule of Investments as of December 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans ( 78.7% )
a
Value
Alabama (0.8%)
Church Loan # 200030770
$ 359,502 4.000%, 12/1/2039
b
$ 304,214
Total 304,214
Arizona (1.1%)
Church Loan # 200030680
460,979 3.950%, 11/1/2034
b
405,062
Total 405,062
Arkansas (2.6%)
Church Loan # 200031540
567,031 3.200%, 12/15/2029
b
524,771
Church Loan # 200031780
531,899 3.650%, 6/1/2041
b
440,335
Total 965,106
California (22.5%)
Church Loan # 200030700
524,543 3.750%, 6/15/2045
b
413,790
Church Loan # 200030850
359,517 4.550%, 11/15/2033
b
346,891
Church Loan # 200031050
432,357 4.650%, 11/15/2038
b
421,642
Church Loan # 200031180
745,522 3.450%, 1/1/2044
b
641,849
Church Loan # 200031270
507,383 4.400%, 5/15/2045
b
390,137
Church Loan # 200031710
897,836 3.600%, 2/1/2041
b
734,546
Church Loan # 200031790
739,354 3.600%, 3/15/2037
b
629,475
Church Loan # 200031920
423,443 3.375%, 10/15/2036
b
347,543
Church Loan # 200032090
642,078 3.700%, 1/1/2042
b
502,241
Church Loan # 200032200
773,215 4.550%, 5/1/2042
b
698,566
Church Loan # 200032290
772,580 4.300%, 6/15/2037
b
725,680
Church Loan # 200032301
603,918 5.050%, 8/1/2047
b
562,995
Church Loan # 200032380
934,638 5.950%, 11/1/2047
b
960,691
Church Loan # 200032450
899,999 6.350%, 1/15/2048
b
890,500
Total 8,266,546
Colorado (2.2%)
Church Loan # 200031580
451,030 4.350%, 7/15/2039
b
414,733
Church Loan # 200031750
460,955 2.850%, 1/15/2036
b
399,950
Total 814,683
Florida (3.1%)
Church Loan # 200031470
376,586 4.950%, 7/15/2039
b
332,277
Church Loan # 200031670
250,521 3.700%, 1/15/2036
b
209,098
Principal
Amount Church Loans (78.7%)
a
Value
Florida (3.1%) - continued
Church Loan # 200031960
$ 738,542 3.800%, 11/15/2036
b
$ 604,736
Total 1,146,111
Illinois (5.7%)
Church Loan # 200031070
581,188 4.500%, 11/15/2043
b
559,672
Church Loan # 200031210
540,919 3.950%, 2/15/2040
b
443,287
Church Loan # 200031211
147,188 3.200%, 2/15/2035
b
140,062
Church Loan # 200031900
381,961 3.950%, 9/15/2041
b
293,625
Church Loan # 200032350
688,500 4.850%, 9/1/2037
b,c
651,517
Total 2,088,163
Indiana (2.1%)
Church Loan # 200031420
595,096 3.500%, 5/15/2040
b
480,727
Church Loan # 200031950
370,786 3.950%, 11/1/2036
b
305,393
Total 786,120
Kansas (0.5%)
Church Loan # 200031590
189,465 3.800%, 8/15/2045
b
173,606
Total 173,606
Kentucky (0.7%)
Church Loan # 200030120
277,650 4.600%, 8/1/2034
b
246,107
Total 246,107
Maryland (2.1%)
Church Loan # 200030760
961,137 4.300%, 1/1/2044
b
754,783
Total 754,783
Massachusetts (0.6%)
Church Loan # 200031490
243,831 4.300%, 6/1/2035
b
207,674
Total 207,674
Michigan (1.3%)
Church Loan # 200032050
588,953 3.850%, 1/1/2037
b
486,449
Total 486,449
Minnesota (7.1%)
Church Loan # 200030790
568,179 3.800%, 11/15/2039
b
530,108
Church Loan # 200031020
90,680 3.800%, 1/1/2035
b
82,387
Church Loan # 200031120
194,662 4.570%, 11/15/2032
b
189,326
Church Loan # 200031121
196,158 4.440%, 11/15/2032
b
191,329
Church Loan # 200031122
195,285 4.180%, 11/15/2032
b
193,521
Church Loan # 200031290
174,091 5.000%, 1/15/2031
b
170,592

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans (78.7%)
a
Value
Minnesota (7.1%) - continued
Church Loan # 200031300
$ 128,921 3.800%, 3/1/2030
b
$ 120,232
Church Loan # 200031520
66,145 3.400%, 7/1/2035
b
62,440
Church Loan # 200031560
105,388 4.150%, 8/15/2039
b
100,573
Church Loan # 200031770
531,812 3.450%, 6/15/2041
b
423,034
Church Loan # 200031910
727,815 3.400%, 10/1/2046
b
585,081
Total 2,648,623
Mississippi (0.6%)
Church Loan # 200031400
226,648 4.900%, 3/15/2034
b
216,164
Total 216,164
Missouri (1.0%)
Church Loan # 200031480
458,337 3.875%, 5/15/2040
b
372,629
Total 372,629
New Jersey (1.7%)
Church Loan # 200030590
94,229 4.550%, 10/15/2034
b
88,380
Church Loan # 200031890
693,862 3.700%, 10/1/2041
b
567,301
Total 655,681
New York (2.1%)
Church Loan # 200018200
53,875 4.950%, 6/15/2029
b
50,808
Church Loan # 200031200
458,792 3.300%, 9/15/2044
b
439,949
Church Loan # 200031350
349,635 4.850%, 5/15/2039
b
312,906
Total 803,663
North Carolina (0.6%)
Church Loan # 200031320
267,049 4.200%, 3/15/2040
b
217,008
Total 217,008
Oregon (0.8%)
Church Loan # 200031370
338,951 4.500%, 4/15/2039
b
287,406
Total 287,406
Pennsylvania (0.2%)
Church Loan # 200031390
95,899 3.400%, 3/1/2030
b
87,879
Total 87,879
South Dakota (2.5%)
Church Loan # 200030780
475,161 2.990%, 4/1/2031
b
455,674
Church Loan # 200030920
522,176 3.125%, 1/1/2035
b
499,466
Total 955,140
Principal
Amount Church Loans (78.7%)
a
Value
Tennessee (1.3%)
Church Loan # 200031360
$ 279,217 4.750%, 3/15/2037
b
$ 262,254
Church Loan # 200031610
280,623 4.500%, 12/1/2040
b
216,200
Total 478,454
Texas (8.9%)
Church Loan # 200030080
350,418 4.550%, 7/1/2039
b
329,855
Church Loan # 200030830
394,851 4.125%, 11/1/2044
b
382,499
Church Loan # 200031140
352,521 4.500%, 12/15/2033
b
319,070
Church Loan # 200031170
551,365 3.550%, 2/1/2035
b
494,036
Church Loan # 200031330
190,638 4.950%, 3/15/2044
b
185,047
Church Loan # 200031331
191,028 5.125%, 3/15/2044
b
182,563
Church Loan # 200031380
268,089 4.000%, 10/1/2040
b
207,779
Church Loan # 200031600
281,171 3.700%, 11/1/2035
b
230,051
Church Loan # 200031740
314,792 3.800%, 1/1/2031
b
273,893
Church Loan # 200031821
851,831 3.450%, 6/15/2041
b
702,689
Total 3,307,482
Virginia (1.7%)
Church Loan # 200031090
329,104 3.400%, 1/15/2032
b
298,773
Church Loan # 200031110
237,906 3.400%, 1/15/2032
b
215,980
Church Loan # 200031650
144,707 2.550%, 12/15/2030
b
126,212
Total 640,965
Washington (1.5%)
Church Loan # 200031800
690,181 3.750%, 6/1/2036
b
568,662
Total 568,662
Wisconsin (3.4%)
Church Loan # 200030840
263,462 3.400%, 11/15/2038
b
234,713
Church Loan # 200030841
251,976 3.100%, 11/15/2038
b
241,501
Church Loan # 200030842
129,420 5.950%, 11/15/2038
b
129,346
Church Loan # 200031410
90,756 4.000%, 5/1/2030
b
82,267
Church Loan # 200031510
365,802 4.750%, 6/1/2039
b
325,564
Church Loan # 200031840
310,232 3.300%, 8/1/2036
b
267,626
Total 1,281,017
Total Church Loans
(cost $33,153,942) 29,165,397

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 21.2% ) Value
Mortgage-Backed Securities (21.2%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 3,400,000 5.500%,  1/1/2041
d
$ 3,408,387
1,250,000 6.000%,  1/1/2042
d
1,268,445
3,225,000 5.000%,  1/1/2049
d
3,177,339
Total 7,854,171
Total Long-Term Fixed Income
(cost $7,919,208) 7,854,171
Shares or
Principal
Amount Short-Term Investments ( 21.4% ) Value
Federal Home Loan Mortgage
Corporation Discount Notes
5,520,000 3.300%, 1/4/2023
e
5,519,344
Thrivent Core Short-Term Reserve
Fund
240,825 4.710%
f
2,408,254
Total Short-Term Investments
(cost $7,925,802) 7,927,598
Total Investments (cost
$48,998,952) 121.3% $44,947,166
Other Assets and Liabilities, Net
(21.3%) (7,900,756)
Total Net Assets 100.0% $37,046,410
a All mortgagees have the right to repay the loan at any
time.  The Church Loans are generally considered to be
illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes an interest only loan.  Interest only loans represent the right to receive monthly interest payments on an
underlying loan position beginning on a specified date for
an agreed upon period.  The outstanding principal amount
shown is the outstanding principal balance as of the end of
the period.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f The interest rate shown reflects the seven day yield as of the end of the period.
Fair Valuation Measurements
The following table is a summary of the inputs used as of December 30, 2022, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $29,165,397 $– $– $29,165,397
Long-Term Fixed Income
Mortgage-Backed Securities 7,854,171 – 7,854,171 –
Short-Term Investments 5,519,344 – 5,519,344 –
Subtotal Investments in Securities $42,538,912 $– $13,373,515 $29,165,397
Other Investments  * Total
Affiliated Short-Term Investments 2,408,254
Subtotal Other Investments $2,408,254
Total Investments at Value $44,947,166
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church Loan and Income Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   ^ Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Church Loan Level 3 securities' fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of -0.38% to 3.20% (weighted average of 1.03%), U.S. Treasury yields, and corporate credit curve yields with a range of 4.78% to 6.15% (weighted average of 5.40%).  Loan transaction spreads and corporate credit yields were weighted by the relative fair value of the associated instruments.  A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning Value
3/31/2022
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of
Level 3
@
Ending Value
12/30/2022
 Church Loans 29,792,611   - (2,277,474)   4,851,080   (3,200,820)  -  -  29,165,397
Total  $29,792,611  $-  ($2,277,474)  $4,851,080   ($3,200,820)  $-   $-   $29,165,397
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2022
Gross
Purchases
Gross
Sales
Value
12/30/2022
Shares Held at
12/30/2022
% of Net
Assets
12/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.710% $2,334 $7,548 $7,474 $2,408 241 6.5%
Total Affiliated Short-Term Investments 2,334 2,408 6.5
Total Value $2,334 $2,408
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2022
- 12/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.710% $– $– $– $44
Total Income/Non Income Cash from Affiliated Investments $44
Total $– $– $–

Notes to Schedule of Investments
as of December 30, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5 under the 1940 Act.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  The Board has chosen the
Fund's Investment Adviser, Thrivent Asset Management, LLC
("Thrivent Asset Mgt." or the "Adviser"), as the valuation designee, to make fair valuation determinations pursuant to policies approved by the Board and is in accordance with fair valuation accounting standards.  The Fund has adopted fair valuation accounting
standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-
counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value per share as a practical expedient at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Adviser has approved two methodologies for fair valuing
church loans: a Market Approach or an Income Approach.  The
Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.  The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the Valuation Committee
("Committee"), further described below, may make a fair valuation determination.
The Adviser has formed a Committee that is responsible for
overseeing the Fund's valuation process in accordance with
Valuation Policies and Procedures. The Committee meets monthly and on an as-needed basis to review price challenges, price
overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.